Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Related Party Transactions	Amounts received and (paid) by the Company for related party transactions for the periods indicated were as follows:

	Year Ended December 31,
	2020 $	2019 $	2018 $
Vessel operating expenses - technical management fee (i)	(992)	(1,202)	(10,400)
Strategic and administrative service fees (ii)	(30,775)	(31,422)	(32,918)
Secondment fees (iii)	(402)	(185)	(679)
LNG service revenues (iv)	—	1,979	1,689
Technical management fee recoveries (v)	677	765	13,811
Service revenues (vi)	22	320	1,019

i.The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company’s consolidated statements of income (loss). Commencing October 1, 2018, the Company elected to receive ship management services for its own vessels from its wholly-owned subsidiaries and no longer subcontracts these services from the Manager. The Company continues to pay third party technical management fees to the Manager in relation to certain former TIL vessels.
ii.The Manager’s strategic and administrative service fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company’s consolidated statements of income (loss). The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 13) is set and paid by Teekay or such other subsidiaries. The Company compensates Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.
iii.The Company pays secondment fees for services provided by some employees of Teekay. Secondment fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company's consolidated statements of income (loss).
iv.In November 2016, the Company's ship-to-ship transfer business signed an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by Teekay LNG Partners L.P., for the Bahrain LNG Import Terminal. The terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly-owned by Teekay LNG Partners L.P., has a 30% interest. The sub-contract was terminated in April 2019.
v.The Company receives reimbursements from Teekay, for the provision of technical management services. These reimbursements have been presented in general and administrative expenses on the Company's consolidated statements of income (loss). Commencing October 1, 2018, the Company elected to receive technical management services for its own vessels from its wholly-owned subsidiaries and no longer subcontracts these services from the Manager.
vi.The Company recorded service revenues relating to TTOL's administration of certain revenue sharing agreements and provision of certain commercial services to the counterparties in the agreements. Commencing October 1, 2018, the Company elected to receive certain commercial services from its wholly-owned subsidiaries and no longer subcontract these services from the Manager.